INVESTMENT IN AN AFFILIATED COMPANY (Tables)	12 Months Ended
Dec. 31, 2015
Equity Method Investments and Joint Ventures [Abstract]
Schedule Of Transactions Of Affiliates Investment [Table Text Block]	Operation transactions with Mailvision were as follows:
	Year Ended December 31,
	2013	2014	2015

Amounts charged - cost of revenues	$432	$-	-